Schedule of unobservable inputs in fair value measurement within level 3 (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	€ 3,649	€ 3,220
Liabilities, carrying amount	13,983	12,121
Equity, carrying amount	27	246
Total carrying amount	17,659	15,587
Total Fair value	2,296	1,059
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value	76	177
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value	2,220	882
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	343	214
Liabilities, carrying amount
Equity, carrying amount
Total carrying amount	343	214
Total Fair value
Cash and cash equivalent [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Cash and cash equivalent [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Cash and cash equivalent [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	3,259	2,958
Liabilities, carrying amount
Equity, carrying amount
Total carrying amount	3,259	2,958
Total Fair value
Trade receivables [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Trade receivables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Trade receivables [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Other receivables [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	47	48
Liabilities, carrying amount
Equity, carrying amount
Total carrying amount	47	48
Total Fair value
Other receivables [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Other receivables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Other receivables [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Trade payables [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount	2,448	2,838
Equity, carrying amount
Total carrying amount	2,448	2,838
Total Fair value
Trade payables [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Trade payables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Trade payables [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Warrants [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount	76	177
Equity, carrying amount
Total carrying amount	76	177
Total Fair value	76	177
Warrants [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value	76	177
Warrants [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Warrants [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Amounts owed to related parties [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount	5,459	5,086
Equity, carrying amount
Total carrying amount	5,459	5,086
Total Fair value
Amounts owed to related parties [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Amounts owed to related parties [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Amounts owed to related parties [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Loans and borrowings [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount	1,925	2,384
Equity, carrying amount
Total carrying amount	1,925	2,384
Total Fair value
Loans and borrowings [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Loans and borrowings [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Loans and borrowings [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Other payables [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount	1,882	1,000
Equity, carrying amount
Total carrying amount	1,882	1,000
Total Fair value
Other payables [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Other payables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Other payables [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Derivative liabilities [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount	2,193	636
Equity, carrying amount
Total carrying amount	2,193	636
Total Fair value	2,193	636
Derivative liabilities [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Derivative liabilities [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value	2,193	636
Derivative liabilities [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Service related warrants [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount
Equity, carrying amount		217
Total carrying amount		217
Total Fair value		217
Service related warrants [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Service related warrants [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value		217
Service related warrants [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Convertible note reserve [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount
Equity, carrying amount	27	29
Total carrying amount	27	29
Total Fair value	27	29
Convertible note reserve [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Convertible note reserve [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value	27	29
Convertible note reserve [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value